Eaton Vance
Atlanta Capital Select Equity Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 98.5%
Security	Shares	Value
Beverages — 3.2%
Diageo PLC ADR	127,332	$ 22,689,289
		$ 22,689,289
Capital Markets — 1.7%
S&P Global, Inc.	35,452	$ 11,874,293
		$ 11,874,293
Chemicals — 1.9%
Sherwin-Williams Co. (The)	56,491	$ 13,407,009
		$ 13,407,009
Construction Materials — 3.0%
Martin Marietta Materials, Inc.	62,828	$ 21,233,979
		$ 21,233,979
Containers & Packaging — 1.3%
Ball Corp.	175,944	$ 8,997,776
		$ 8,997,776
Electrical Equipment — 2.7%
AMETEK, Inc.	139,300	$ 19,462,996
		$ 19,462,996
Electronic Equipment, Instruments & Components — 6.3%
CDW Corp.	220,740	$ 39,419,749
Trimble, Inc.(1)	111,703	5,647,704
		$ 45,067,453
Food Products — 1.7%
Nestle S.A. ADR	102,774	$ 11,853,953
		$ 11,853,953
Health Care Equipment & Supplies — 7.5%
STERIS PLC	107,209	$ 19,800,430
Teleflex, Inc.	136,223	34,005,348
		$ 53,805,778
Insurance — 13.5%
Markel Corp.(1)	33,903	$ 44,666,864
White Mountains Insurance Group, Ltd.	36,709	51,918,640
		$ 96,585,504
Security	Shares	Value
Interactive Media & Services — 4.1%
Alphabet, Inc., Class C(1)	332,280	$ 29,483,204
		$ 29,483,204
IT Services — 23.5%
Broadridge Financial Solutions, Inc.	46,656	$ 6,257,969
Fiserv, Inc.(1)	443,958	44,870,835
Gartner, Inc.(1)	104,232	35,036,544
Global Payments, Inc.	337,802	33,550,495
GoDaddy, Inc., Class A(1)	367,729	27,513,484
Visa, Inc., Class A	98,701	20,506,120
		$167,735,447
Life Sciences Tools & Services — 4.9%
Danaher Corp.	53,930	$ 14,314,101
Thermo Fisher Scientific, Inc.	37,518	20,660,787
		$ 34,974,888
Professional Services — 3.5%
TransUnion	214,265	$ 12,159,539
Verisk Analytics, Inc.	71,555	12,623,733
		$ 24,783,272
Software — 2.3%
Adobe, Inc.(1)	18,612	$ 6,263,496
Autodesk, Inc.(1)	53,748	10,043,889
		$ 16,307,385
Specialty Retail — 17.4%
O'Reilly Automotive, Inc.(1)	37,620	$ 31,752,409
Ross Stores, Inc.	293,218	34,033,813
TJX Cos., Inc. (The)	739,113	58,833,395
		$124,619,617
Total Common Stocks (identified cost $457,321,810)		$702,881,843

Eaton Vance
Atlanta Capital Select Equity Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(2)	10,918,733	$ 10,918,733
Total Short-Term Investments (identified cost $10,918,733)		$ 10,918,733
Total Investments — 100.0% (identified cost $468,240,543)		$713,800,576
Other Assets, Less Liabilities — (0.0)%(3)		$ (82,127)
Net Assets — 100.0%		$713,718,449
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(3)	Amount is less than (0.05)%.
Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at December 31, 2022.
Affiliated Investments
At December 31, 2022, the value of the Fund's investment in funds that may be deemed to be affiliated was $10,918,733, which represents 1.5% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$18,311,399	$47,769,689	$(55,162,355)	$ —	$ —	$10,918,733	$287,820	10,918,733
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$702,881,843*	$ —	$ —	$702,881,843
Short-Term Investments	10,918,733	—	—	10,918,733
Total Investments	$713,800,576	$ —	$ —	$713,800,576
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Atlanta Capital Select Equity Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.